UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number    811-02546

Fidelity Commonwealth Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Margaret Carey, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	May 31, 2023

Item 1.

Reports to Stockholders

Fidelity® Nasdaq Composite Index® ETF

Semi-Annual Report
May 31, 2023

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts
Liquidity Risk Management Program

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Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2023 FMR LLC. All rights reserved.
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary May 31, 2023 (Unaudited)
Top Holdings (% of Fund's net assets)

Apple, Inc.	13.3
Microsoft Corp.	11.6
Amazon.com, Inc.	5.9
NVIDIA Corp.	4.4
Alphabet, Inc. Class C	3.5
Alphabet, Inc. Class A	3.5
Tesla, Inc.	3.0
Meta Platforms, Inc. Class A	2.8
Broadcom, Inc.	1.6
PepsiCo, Inc.	1.2
50.8

Market Sectors (% of Fund's net assets)

Information Technology	46.4
Communication Services	14.5
Consumer Discretionary	13.6
Health Care	8.4
Industrials	4.8
Consumer Staples	4.4
Financials	4.3
Utilities	0.9
Real Estate	0.9
Energy	0.6
Materials	0.3

Asset Allocation (% of Fund's net assets)

Futures - 0.9%

Schedule of Investments May 31, 2023 (Unaudited)

Showing Percentage of Net Assets
Common Stocks - 99.1%
	Shares	Value ($)
COMMUNICATION SERVICES - 14.5%
Diversified Telecommunication Services - 0.1%
Anterix, Inc. (a)	9,520	310,828
Cogent Communications Group, Inc. (b)	13,158	809,480
Consolidated Communications Holdings, Inc. (a)	51,556	188,179
Frontier Communications Parent, Inc. (a)(b)	51,432	765,308
Iridium Communications, Inc. (b)	33,064	1,985,163
Liberty Global PLC:
Class A (a)	44,357	723,019
Class C (a)(b)	67,331	1,145,974
Liberty Latin America Ltd. Class C (a)	64,299	469,383
Nextplat Corp. (a)(b)	23,194	50,099
Radius Global Infrastructure, Inc. (a)	30,104	445,539
		6,892,972
Entertainment - 1.8%
Activision Blizzard, Inc.	172,525	13,836,505
Bilibili, Inc. ADR (a)	27,147	425,122
Electronic Arts, Inc.	57,728	7,389,184
iQIYI, Inc. ADR (a)	112,624	457,253
Liberty Media Corp. Liberty Braves Class C (a)	17,328	635,591
Liberty Media Corp. Liberty Formula One:
Class A (a)	8,823	557,172
Series C (a)(b)	48,172	3,391,309
NetEase, Inc. ADR	35,105	2,986,733
Netflix, Inc. (a)	97,708	38,617,133
Playtika Holding Corp. (a)	89,071	893,382
Roku, Inc. Class A (a)(b)	27,868	1,621,918
Take-Two Interactive Software, Inc. (a)	36,270	4,995,467
Warner Bros Discovery, Inc. (a)	531,992	6,000,870
Warner Music Group Corp. Class A	37,514	917,217
		82,724,856
Interactive Media & Services - 10.1%
Alphabet, Inc.:
Class A (a)	1,308,324	160,753,770
Class C (a)	1,311,196	161,762,251
Baidu, Inc. sponsored ADR (a)	36,823	4,523,706
Bumble, Inc. (a)	35,080	536,724
FaZe Holdings, Inc. Class A (a)(b)	60,469	30,331
Hello Group, Inc. ADR	53,908	435,038
IAC, Inc. (a)	18,715	1,045,046
JOYY, Inc. ADR	16,797	416,566
Kanzhun Ltd. ADR (a)	53,270	738,855
Match Group, Inc. (a)	61,475	2,120,888
Meta Platforms, Inc. Class A (a)	489,343	129,538,879
Rumble, Inc. (a)(b)	69,182	682,826
TripAdvisor, Inc. (a)(b)	31,118	484,196
Yandex NV Series A (a)(b)(c)	50,190	411,558
Ziff Davis, Inc. (a)	11,569	683,034
Zoominfo Technologies, Inc. (a)(b)	93,986	2,324,274
		466,487,942
Media - 1.6%
Advantage Solutions, Inc. Class A (a)	84,776	161,074
Charter Communications, Inc. Class A (a)	34,271	11,177,487
Comcast Corp. Class A	933,445	36,731,061
comScore, Inc. (a)(b)	113,462	102,116
Criteo SA sponsored ADR (a)	14,899	475,129
DISH Network Corp. Class A (a)	74,108	476,514
E.W. Scripps Co. Class A (a)	28,334	223,272
Fox Corp.:
Class A	72,259	2,254,481
Class B	60,023	1,753,272
Integral Ad Science Holding Corp. (a)	47,590	899,927
Liberty Broadband Corp.:
Class A (a)	5,698	420,911
Class C (a)	29,502	2,186,098
Liberty Media Corp. Liberty SiriusXM:
Series A (a)	24,910	696,982
Series C (a)	51,403	1,437,228
News Corp.:
Class A	91,502	1,675,402
Class B	49,848	921,191
Nexstar Broadcasting Group, Inc. Class A (b)	9,944	1,500,748
Paramount Global Class B (b)	133,789	2,034,931
Scholastic Corp.	13,026	553,344
Sinclair Broadcast Group, Inc. Class A (b)	16,020	246,388
Sirius XM Holdings, Inc. (b)	890,020	3,168,471
TechTarget, Inc. (a)	9,360	325,166
The Trade Desk, Inc. (a)(b)	94,621	6,631,040
		76,052,233
Wireless Telecommunication Services - 0.9%
Gogo, Inc. (a)	35,469	533,808
Millicom International Cellular SA (a)(b)	30,355	508,143
T-Mobile U.S., Inc. (a)	274,354	37,655,087
Vodafone Group PLC sponsored ADR	93,924	890,400
		39,587,438
TOTAL COMMUNICATION SERVICES		671,745,441
CONSUMER DISCRETIONARY - 13.6%
Automobile Components - 0.1%
Dorman Products, Inc. (a)	8,093	664,031
Fox Factory Holding Corp. (a)	11,381	1,011,999
Gentex Corp.	52,945	1,390,336
Gentherm, Inc. (a)	9,783	537,674
Luminar Technologies, Inc. (a)(b)	80,993	551,562
Patrick Industries, Inc. (b)	9,240	605,497
Solid Power, Inc. (a)(b)	68,500	150,015
Sono Group NV (a)(b)	125,408	21,344
The Goodyear Tire & Rubber Co. (a)	41,416	568,642
Visteon Corp. (a)	6,470	864,263
XPEL, Inc. (a)	8,845	609,155
		6,974,518
Automobiles - 3.3%
Canoo, Inc. (a)(b)	513,120	285,295
Cenntro Electric Group Ltd. (a)(b)	250,870	75,713
Faraday Future Intelligent Electric, Inc. (a)(b)	730,874	180,234
Gogoro, Inc. (a)(b)	19,815	58,256
Li Auto, Inc. ADR (a)	92,496	2,687,009
Lordstown Motors Corp. Class A (a)(b)	12,220	41,548
Lucid Group, Inc. Class A (a)(b)	374,957	2,909,666
NWTN, Inc. (a)(b)	72,147	758,265
Rivian Automotive, Inc. (a)(b)	199,345	2,936,352
Tesla, Inc. (a)	690,439	140,801,225
Workhorse Group, Inc. (a)(b)	155,365	130,615
		150,864,178
Broadline Retail - 6.6%
Amazon.com, Inc. (a)	2,251,242	271,454,760
eBay, Inc.	126,399	5,377,013
Etsy, Inc. (a)	27,572	2,234,711
Global-e Online Ltd. (a)(b)	30,204	1,081,907
JD.com, Inc. sponsored ADR	108,962	3,552,161
MercadoLibre, Inc. (a)	10,776	13,351,464
Ollie's Bargain Outlet Holdings, Inc. (a)(b)	16,596	914,772
Ozon Holdings PLC ADR (a)(b)(c)	22,832	196,355
PDD Holdings, Inc. ADR (a)	130,763	8,541,439
Qurate Retail, Inc. Series A (a)	148,471	123,246
		306,827,828
Distributors - 0.1%
LKQ Corp.	62,340	3,288,435
Pool Corp.	8,258	2,611,427
		5,899,862
Diversified Consumer Services - 0.1%
2U, Inc. (a)	49,695	198,780
Duolingo, Inc. (a)	8,253	1,234,401
Grand Canyon Education, Inc. (a)(b)	9,349	979,401
Laureate Education, Inc. Class A	37,542	454,258
Rover Group, Inc. Class A (a)	81,143	377,315
Strategic Education, Inc. (b)	6,882	543,059
Udemy, Inc. (a)	47,077	470,770
		4,257,984
Hotels, Restaurants & Leisure - 2.1%
Airbnb, Inc. Class A (a)(b)	82,506	9,056,684
Bloomin' Brands, Inc.	30,321	724,369
Booking Holdings, Inc. (a)	8,225	20,634,633
Caesars Entertainment, Inc. (a)	45,122	1,850,453
Churchill Downs, Inc.	18,496	2,512,127
Cracker Barrel Old Country Store, Inc. (b)	6,229	610,567
Dave & Buster's Entertainment, Inc. (a)	16,228	521,730
Draftkings Holdings, Inc. (a)(b)	88,071	2,055,577
Expedia, Inc. (a)	31,999	3,062,624
Golden Entertainment, Inc. (a)	10,995	463,329
H World Group Ltd. ADR (a)	39,389	1,442,425
Jack in the Box, Inc. (b)	4,865	421,114
Krispy Kreme, Inc. (b)	54,765	818,189
Light & Wonder, Inc. Class A (a)	24,660	1,437,431
MakeMyTrip Ltd. (a)	20,348	530,472
Marriott International, Inc. Class A	71,628	12,018,462
Melco Crown Entertainment Ltd. sponsored ADR (a)	67,569	746,637
Monarch Casino & Resort, Inc.	6,476	420,228
Papa John's International, Inc. (b)	8,261	579,179
Penn Entertainment, Inc. (a)	37,232	932,289
Playa Hotels & Resorts NV (a)	63,006	560,123
Red Rock Resorts, Inc.	9,716	442,952
Sportradar Holding AG (a)(b)	60,431	728,798
Starbucks Corp.	247,956	24,210,424
Texas Roadhouse, Inc. Class A (b)	17,395	1,876,921
The Cheesecake Factory, Inc. (b)	13,595	425,931
Trip.com Group Ltd. ADR (a)	106,574	3,365,607
Wendy's Co. (b)	57,822	1,272,662
Wingstop, Inc.	6,906	1,376,780
Wynn Resorts Ltd.	24,508	2,418,940
		97,517,657
Household Durables - 0.1%
Cavco Industries, Inc. (a)	2,722	677,724
Helen of Troy Ltd. (a)(b)	6,950	669,146
iRobot Corp. (a)(b)	6,283	222,732
LGI Homes, Inc. (a)(b)	7,761	882,969
Newell Brands, Inc. (b)	90,395	751,182
Snap One Holdings Corp. (a)	15,596	137,713
Sonos, Inc. (a)(b)	32,050	465,687
		3,807,153
Leisure Products - 0.1%
BRP, Inc. (b)	6,145	440,043
Hasbro, Inc.	27,937	1,658,061
Malibu Boats, Inc. Class A (a)	7,861	412,309
Mattel, Inc. (a)	85,262	1,484,411
Peloton Interactive, Inc. Class A (a)(b)	73,116	532,284
		4,527,108
Specialty Retail - 0.8%
Academy Sports & Outdoors, Inc. (b)	22,134	1,083,681
Five Below, Inc. (a)	12,115	2,090,080
Franchise Group, Inc. (b)	13,486	392,443
Leslie's, Inc. (a)(b)	44,982	426,429
Monro, Inc. (b)	9,601	397,193
National Vision Holdings, Inc. (a)	21,423	540,931
Newegg Commerce, Inc. (a)(b)	99,871	104,865
O'Reilly Automotive, Inc. (a)	14,314	12,929,979
Ross Stores, Inc.	79,007	8,186,705
Sleep Number Corp. (a)	10,334	187,459
Stitch Fix, Inc. (a)(b)	150,447	540,105
The ODP Corp. (a)	17,314	693,599
The RealReal, Inc. (a)(b)	209,469	267,073
Tractor Supply Co. (b)	23,729	4,973,361
Ulta Beauty, Inc. (a)	11,368	4,658,947
Upbound Group, Inc. (b)	26,906	804,758
Urban Outfitters, Inc. (a)	24,079	742,115
		39,019,723
Textiles, Apparel & Luxury Goods - 0.3%
Columbia Sportswear Co. (b)	16,604	1,225,873
Crocs, Inc. (a)	9,514	1,068,232
G-III Apparel Group Ltd. (a)	19,242	309,411
lululemon athletica, Inc. (a)	26,235	8,708,184
Steven Madden Ltd. (b)	22,975	717,050
		12,028,750
TOTAL CONSUMER DISCRETIONARY		631,724,761
CONSUMER STAPLES - 4.4%
Beverages - 1.9%
Celsius Holdings, Inc. (a)	19,297	2,422,352
Coca-Cola Bottling Co. Consolidated	2,088	1,381,713
Coca-Cola European Partners PLC (b)	103,242	6,441,268
Keurig Dr. Pepper, Inc.	314,195	9,777,748
MGP Ingredients, Inc. (b)	6,840	650,210
Monster Beverage Corp.	234,688	13,757,411
National Beverage Corp. (a)(b)	24,412	1,206,441
PepsiCo, Inc.	297,822	54,307,842
		89,944,985
Consumer Staples Distribution & Retail - 1.5%
Andersons, Inc.	12,971	505,999
Casey's General Stores, Inc.	8,877	2,003,095
Chefs' Warehouse Holdings (a)	14,195	441,606
Costco Wholesale Corp.	96,885	49,562,491
Dollar Tree, Inc. (a)	50,052	6,751,014
Grocery Outlet Holding Corp. (a)(b)	26,449	759,615
Ingles Markets, Inc. Class A	5,505	441,886
PriceSmart, Inc.	8,526	617,964
Sprouts Farmers Market LLC (a)	31,382	1,084,562
Walgreens Boots Alliance, Inc. (b)	192,593	5,849,049
		68,017,281
Food Products - 0.9%
Bridgford Foods Corp. (a)(b)	2,778	33,114
Cal-Maine Foods, Inc.	14,013	666,318
Freshpet, Inc. (a)(b)	2,867	171,332
Hostess Brands, Inc. Class A (a)	40,268	1,001,868
J&J Snack Foods Corp.	4,991	768,364
Lancaster Colony Corp. (b)	6,284	1,235,309
Mission Produce, Inc. (a)	31,408	383,178
Mondelez International, Inc.	304,343	22,341,820
Pilgrim's Pride Corp. (a)	59,530	1,321,566
Sovos Brands, Inc. (a)	35,674	677,449
Tattooed Chef, Inc. (a)(b)	81,230	44,368
The Hain Celestial Group, Inc. (a)	26,693	325,922
The Kraft Heinz Co. (b)	271,748	10,386,209
The Simply Good Foods Co. (a)	26,848	971,629
		40,328,446
Household Products - 0.1%
Central Garden & Pet Co. Class A (non-vtg.) (a)	13,869	476,400
Reynolds Consumer Products, Inc.	51,345	1,408,907
WD-40 Co. (b)	3,660	694,119
		2,579,426
Personal Care Products - 0.0%
Inter Parfums, Inc.	9,637	1,210,407
Olaplex Holdings, Inc. (a)	121,725	384,651
Veru, Inc. (a)(b)	32,564	32,238
		1,627,296
TOTAL CONSUMER STAPLES		202,497,434
ENERGY - 0.6%
Energy Equipment & Services - 0.2%
Baker Hughes Co. Class A (b)	219,940	5,993,365
Championx Corp.	50,090	1,265,273
CSI Compressco LP	60,880	65,750
Patterson-UTI Energy, Inc.	59,020	574,855
Smart Sand, Inc. (a)	88,649	131,201
Weatherford International PLC (a)	21,689	1,224,127
		9,254,571
Oil, Gas & Consumable Fuels - 0.4%
Alliance Resource Partners LP	37,957	649,065
Amplify Energy Corp. warrants 5/4/22 (a)(c)	322	0
APA Corp.	61,476	1,953,707
Chesapeake Energy Corp.	29,699	2,234,850
Chord Energy Corp.	8,844	1,265,046
Diamondback Energy, Inc.	39,806	5,061,333
Golar LNG Ltd.	32,448	667,455
Green Plains, Inc. (a)(b)	18,908	548,332
HighPeak Energy, Inc. (b)	28,930	356,996
New Fortress Energy, Inc.	50,035	1,314,419
PDC Energy, Inc.	23,148	1,588,416
Plains All American Pipeline LP	165,630	2,139,940
Plains GP Holdings LP Class A	54,026	734,754
Ranger Oil Corp.	8,849	325,201
TORM PLC (b)	26,334	653,347
Vertex Energy, Inc. (a)(b)	27,509	177,983
Viper Energy Partners LP	22,713	585,541
		20,256,385
TOTAL ENERGY		29,510,956
FINANCIALS - 4.3%
Banks - 1.1%
Ameris Bancorp	20,153	636,029
BancFirst Corp.	9,279	784,725
Bancorp, Inc., Delaware (a)	23,062	711,693
Bank OZK (b)	31,418	1,086,434
Banner Corp.	11,418	494,057
BCB Bancorp, Inc.	24,340	258,247
BOK Financial Corp.	17,196	1,398,379
Broadway Financial Corp. (a)	115,004	106,965
Capitol Federal Financial, Inc.	81,614	488,052
Carver Bancorp, Inc. (a)	30,185	105,949
Cathay General Bancorp (b)	21,148	618,368
City Holding Co.	5,932	511,279
Columbia Banking Systems, Inc.	57,069	1,143,092
Columbia Financial, Inc. (a)(b)	41,211	665,558
Commerce Bancshares, Inc.	30,629	1,468,661
CVB Financial Corp.	38,991	468,282
Eagle Bancorp, Inc.	8,487	169,146
East West Bancorp, Inc.	30,058	1,438,275
Eastern Bankshares, Inc.	49,887	541,274
Enterprise Bancorp, Inc.	10,316	274,199
Enterprise Financial Services Corp.	12,823	520,870
Fifth Third Bancorp	154,809	3,757,214
First Bancorp, North Carolina	20,334	612,053
First Busey Corp.	18,327	342,715
First Citizens Bancshares, Inc.	3,059	3,815,185
First Financial Bancorp, Ohio	26,971	511,370
First Financial Bankshares, Inc. (b)	35,581	921,548
First Hawaiian, Inc.	36,242	597,631
First Internet Bancorp	16,478	202,350
First Interstate Bancsystem, Inc.	29,412	648,535
First Merchants Corp.	16,684	441,292
Fulton Financial Corp.	49,549	552,967
German American Bancorp, Inc. (b)	16,306	450,046
Hancock Whitney Corp. (b)	23,036	841,505
Heartland Financial U.S.A., Inc.	13,878	382,894
HomeStreet, Inc.	17,300	90,652
Hope Bancorp, Inc.	40,872	327,793
Huntington Bancshares, Inc.	329,094	3,392,959
Independent Bank Corp.	11,809	521,249
Independent Bank Group, Inc.	12,161	405,813
International Bancshares Corp.	17,115	731,153
Investar Holding Corp.	14,181	155,991
Lakeland Financial Corp.	8,439	423,891
NBT Bancorp, Inc. (b)	11,845	397,400
Northwest Bancshares, Inc. (b)	43,612	458,362
OceanFirst Financial Corp.	23,147	328,687
Old National Bancorp, Indiana	77,051	956,973
Pacific Premier Bancorp, Inc.	26,542	499,786
PacWest Bancorp (b)	33,289	214,714
Pathward Financial, Inc.	19,176	842,593
Pinnacle Financial Partners, Inc. (b)	19,496	948,480
Popular, Inc.	19,194	1,097,513
Renasant Corp.	17,482	456,630
Republic Bancorp, Inc., Kentucky Class A (b)	11,966	504,247
Sandy Spring Bancorp, Inc.	14,866	311,294
Seacoast Banking Corp., Florida	20,175	417,219
Simmons First National Corp. Class A	32,195	523,813
Southstate Corp.	18,362	1,147,992
Stock Yards Bancorp, Inc. (b)	9,752	408,609
Texas Capital Bancshares, Inc. (a)	13,970	660,781
TowneBank	20,596	478,651
Trico Bancshares (b)	11,603	377,794
Trustmark Corp.	20,125	420,210
UMB Financial Corp. (b)	12,563	711,568
United Bankshares, Inc., West Virginia (b)	34,229	1,007,017
United Community Bank, Inc.	25,064	566,697
Valley National Bancorp (b)	128,921	951,437
Veritex Holdings, Inc.	31,309	540,706
Washington Federal, Inc.	20,644	536,950
WesBanco, Inc.	20,621	497,791
Westamerica Bancorp.	9,289	351,403
Wintrust Financial Corp.	14,825	942,425
WSFS Financial Corp. (b)	18,628	622,920
Zions Bancorp NA	36,824	1,004,927
		53,201,929
Capital Markets - 1.3%
B. Riley Financial, Inc. (b)	19,219	695,343
BGC Partners, Inc. Class A	65,979	268,535
Carlyle Group LP (b)	71,602	1,962,611
CME Group, Inc.	79,103	14,139,661
Coinbase Global, Inc. (a)(b)	37,624	2,340,213
CONX Corp. Class A (a)(b)	23,833	243,335
Focus Financial Partners, Inc. Class A (a)	17,710	922,514
Freedom Holding Corp. (a)(b)	20,939	1,728,933
Futu Holdings Ltd. ADR (a)	15,859	584,563
Greenpro Capital Corp. (a)(b)	61,436	110,585
Hamilton Lane, Inc. Class A	16,001	1,086,628
Interactive Brokers Group, Inc.	22,875	1,766,636
LPL Financial	17,474	3,403,586
MarketAxess Holdings, Inc.	8,796	2,396,118
Morningstar, Inc.	10,058	2,058,873
NASDAQ, Inc.	111,419	6,167,042
Northern Trust Corp.	47,173	3,392,682
Robinhood Markets, Inc. (a)(b)	197,487	1,761,584
SEI Investments Co.	33,562	1,898,938
StepStone Group, Inc. Class A	31,282	672,876
T. Rowe Price Group, Inc. (b)	51,240	5,490,878
TPG, Inc. (b)	32,691	843,428
Tradeweb Markets, Inc. Class A	26,361	1,764,869
Up Fintech Holdings Ltd. ADR (a)(b)	61,167	185,336
Victory Capital Holdings, Inc.	22,757	704,784
Virtu Financial, Inc. Class A	31,053	546,222
Virtus Investment Partners, Inc.	2,341	446,616
XP, Inc. Class A (a)	115,599	2,040,322
		59,623,711
Consumer Finance - 0.2%
Credit Acceptance Corp. (a)(b)	3,131	1,395,424
Encore Capital Group, Inc. (a)(b)	6,859	295,417
FirstCash Holdings, Inc.	11,601	1,143,163
LendingTree, Inc. (a)	15,262	279,142
Navient Corp. (b)	34,263	519,084
PRA Group, Inc. (a)	14,192	265,390
Qifu Technology, Inc. ADR	34,281	471,364
SLM Corp. (b)	68,503	1,045,356
SoFi Technologies, Inc. (a)(b)	213,445	1,481,308
Upstart Holdings, Inc. (a)(b)	17,497	476,618
		7,372,266
Financial Services - 1.1%
A-Mark Precious Metals, Inc.	5,276	178,698
Accretion Acquisition Corp. (a)	44,055	456,410
Affirm Holdings, Inc. (a)(b)	42,364	629,529
Atlantic Coastal Acquisition Corp. Class A (a)	43,496	441,049
Avalon Acquisition, Inc. Class A (a)	45,669	483,178
AvidXchange Holdings, Inc. (a)	72,465	702,186
Bridgetown Holdings Ltd. Class A (a)(b)	36,970	376,355
Crixus BH3 Acquisition Co. (a)(b)	15,221	156,472
Dlocal Ltd. (a)(b)	31,623	368,092
Enact Holdings, Inc. (b)	43,012	1,046,912
Euronet Worldwide, Inc. (a)(b)	12,860	1,432,604
Fiserv, Inc. (a)	141,460	15,870,397
Flywire Corp. (a)	20,409	613,086
FTAC Zeus Acquisition Corp. Class A (a)	64,785	672,468
Home Point Capital, Inc.	47,825	110,476
Jack Henry & Associates, Inc. (b)	16,929	2,588,275
LM Funding America, Inc. (a)	90,829	65,397
Marblegate Acquisition Corp. (a)(b)	16,628	168,774
Marqeta, Inc. Class A (a)	91,747	439,468
Merchants Bancorp	18,450	421,767
Mr. Cooper Group, Inc. (a)	21,090	975,623
NMI Holdings, Inc. (a)	19,588	492,638
Payoneer Global, Inc. (a)	123,399	512,106
PayPal Holdings, Inc. (a)	254,647	15,785,568
PepperLime Health Acquisition Corp. Class A (a)	52,721	547,771
Perception Capital Corp. II Class A (a)	15,033	162,356
Remitly Global, Inc. (a)	59,169	1,085,159
RMG Acquisition Corp. III Class A (a)	16,684	168,508
Screaming Eagle Acquisition Corp. (a)	23,113	236,908
StoneBridge Acquisition Corp. (a)	16,795	180,882
StoneCo Ltd. Class A (a)	124,116	1,555,173
TFS Financial Corp. (b)	88,355	999,295
Vector Acquisition Corp. II Class A (a)	65,731	671,114
		50,594,694
Insurance - 0.6%
Arch Capital Group Ltd. (a)	86,234	6,010,510
Brighthouse Financial, Inc. (a)	21,040	847,070
BRP Group, Inc. (a)	20,818	417,609
Cincinnati Financial Corp.	36,600	3,531,900
Enstar Group Ltd. (a)	4,394	1,034,260
Erie Indemnity Co. Class A (b)	11,146	2,386,359
Goosehead Insurance (a)(b)	16,879	931,383
James River Group Holdings Ltd. (b)	10,525	201,449
Oxbridge Re Holdings Ltd. (a)(b)	79,359	99,992
Palomar Holdings, Inc. (a)	9,307	508,721
Principal Financial Group, Inc. (b)	57,931	3,792,163
Safety Insurance Group, Inc.	5,095	371,018
Selective Insurance Group, Inc.	15,803	1,528,624
Trupanion, Inc. (a)(b)	17,961	403,584
Willis Towers Watson PLC	25,019	5,475,408
		27,540,050
Mortgage Real Estate Investment Trusts - 0.0%
AGNC Investment Corp.	131,184	1,205,581
New York Mortgage Trust, Inc.	68,137	665,698
		1,871,279
TOTAL FINANCIALS		200,203,929
HEALTH CARE - 8.4%
Biotechnology - 4.7%
89Bio, Inc. (a)(b)	38,663	704,826
ACADIA Pharmaceuticals, Inc. (a)	67,801	1,593,324
Acelyrin, Inc. (a)(b)	14,992	271,355
Agios Pharmaceuticals, Inc. (a)	23,733	599,970
Aileron Therapeutics, Inc. (a)(b)	25,061	37,090
Akero Therapeutics, Inc. (a)	11,712	522,121
Alector, Inc. (a)	31,349	233,237
Alkermes PLC (a)	42,230	1,221,714
Allakos, Inc. (a)	37,596	187,228
Allogene Therapeutics, Inc. (a)(b)	52,395	275,074
Alnylam Pharmaceuticals, Inc. (a)(b)	26,402	4,884,634
Alvotech SA (a)(b)	8,457	71,293
Amgen, Inc.	117,087	25,835,247
Amicus Therapeutics, Inc. (a)	68,714	773,720
Anavex Life Sciences Corp. (a)(b)	31,849	294,285
Apellis Pharmaceuticals, Inc. (a)	28,193	2,420,369
Applied Genetic Technologies Corp. (c)	14,225	0
Aptorum Group Ltd. (a)(b)	33,748	105,969
Arcellx, Inc. (a)	15,438	681,588
Arcturus Therapeutics Holdings, Inc. (a)	14,648	400,476
Arcutis Biotherapeutics, Inc. (a)(b)	22,313	167,571
Argenx SE ADR (a)	6,921	2,690,193
Arrowhead Pharmaceuticals, Inc. (a)	25,114	864,173
Ascendis Pharma A/S sponsored ADR (a)	13,661	1,188,097
Atara Biotherapeutics, Inc. (a)	61,800	94,554
Aurinia Pharmaceuticals, Inc. (a)	39,171	350,972
Avid Bioservices, Inc. (a)	23,841	368,343
Beam Therapeutics, Inc. (a)(b)	19,649	626,803
BeiGene Ltd. ADR (a)	11,026	2,435,974
BioCryst Pharmaceuticals, Inc. (a)(b)	52,431	433,604
Biogen, Inc. (a)	32,885	9,747,443
BioMarin Pharmaceutical, Inc. (a)	42,716	3,713,729
BioNTech SE ADR	19,070	2,003,876
Black Diamond Therapeutics, Inc. (a)(b)	75,957	141,280
bluebird bio, Inc. (a)(b)	78,115	261,685
Blueprint Medicines Corp. (a)	15,814	893,807
BridgeBio Pharma, Inc. (a)	64,148	880,111
CareDx, Inc. (a)	15,036	119,987
Carisma Therapeutics, Inc.	22,497	127,558
Carisma Therapeutics, Inc. rights (a)(c)	449,253	4
Celldex Therapeutics, Inc. (a)	19,681	625,856
Cerevel Therapeutics Holdings (a)(b)	40,395	1,316,877
Clementia Pharmaceuticals, Inc. rights (a)(c)	20,215	0
CRISPR Therapeutics AG (a)(b)	19,196	1,229,312
CureVac NV (a)(b)	50,755	489,786
Cyclerion Therapeutics, Inc. (a)(b)	11,406	49,616
Cytokinetics, Inc. (a)	24,475	922,463
Day One Biopharmaceuticals, Inc. (a)	26,710	355,243
Denali Therapeutics, Inc. (a)	32,674	987,408
Dynavax Technologies Corp. (a)(b)	36,962	422,476
Editas Medicine, Inc. (a)(b)	51,609	473,771
Enanta Pharmaceuticals, Inc. (a)	9,324	218,928
Entrada Therapeutics, Inc. (a)(b)	6,684	76,599
EQRx, Inc. (a)	155,669	273,977
Erasca, Inc. (a)(b)	30,734	83,289
Evelo Biosciences, Inc. (a)(b)	51,109	6,976
Exact Sciences Corp. (a)(b)	41,741	3,405,231
Exelixis, Inc. (a)(b)	81,137	1,564,321
Fate Therapeutics, Inc. (a)	29,266	147,793
FibroGen, Inc. (a)	43,425	749,081
Forte Biosciences, Inc. (a)	100,604	102,616
Galectin Therapeutics, Inc. (a)(b)	59,054	92,715
Genmab A/S ADR (a)(b)	15,938	624,929
Gilead Sciences, Inc.	275,177	21,172,118
Grifols SA ADR (a)	41,727	343,830
Halozyme Therapeutics, Inc. (a)	34,318	1,112,933
HilleVax, Inc. (a)(b)	3,359	57,170
Horizon Therapeutics PLC (a)	50,303	5,031,809
ImmunityBio, Inc. (a)(b)	113,859	313,112
Immunovant, Inc. (a)	33,725	708,562
Impel Pharmaceuticals, Inc. (a)(b)	55,115	68,343
Incyte Corp. (a)	50,797	3,126,555
Inhibrx, Inc. (a)	8,636	204,328
Inmune Bio, Inc. (a)(b)	28,786	218,198
Inovio Pharmaceuticals, Inc. (a)(b)	283,791	169,877
Insmed, Inc. (a)	29,502	561,423
Intellia Therapeutics, Inc. (a)	17,551	653,950
Ionis Pharmaceuticals, Inc. (a)(b)	37,022	1,514,200
Iovance Biotherapeutics, Inc. (a)	83,394	728,864
Ironwood Pharmaceuticals, Inc. Class A (a)	50,069	544,751
Iveric Bio, Inc. (a)	45,266	1,708,792
Karuna Therapeutics, Inc. (a)	7,589	1,719,288
Keros Therapeutics, Inc. (a)	12,325	589,875
Krystal Biotech, Inc. (a)	11,134	1,312,142
Kura Oncology, Inc. (a)	28,811	383,763
Kymera Therapeutics, Inc. (a)(b)	20,118	592,274
Legend Biotech Corp. ADR (a)	15,995	1,026,399
Lyell Immunopharma, Inc. (a)(b)	100,110	319,351
Macrogenics, Inc. (a)	51,152	238,880
Madrigal Pharmaceuticals, Inc. (a)	6,737	1,875,648
MannKind Corp. (a)(b)	106,984	496,406
Mirati Therapeutics, Inc. (a)(b)	15,182	564,163
Moderna, Inc. (a)	85,840	10,962,626
Myriad Genetics, Inc. (a)	25,592	564,560
Natera, Inc. (a)(b)	25,060	1,180,577
Neurocrine Biosciences, Inc. (a)	22,579	2,021,498
Novavax, Inc. (a)(b)	24,637	198,328
Nurix Therapeutics, Inc. (a)	23,888	241,747
Nuvalent, Inc. Class A (a)	14,206	598,073
Ocugen, Inc. (a)(b)	227,628	104,709
Omniab, Inc. (c)	2,320	5,568
Omniab, Inc. (c)	2,320	5,220
Organogenesis Holdings, Inc. Class A (a)	70,417	255,614
ProKidney Corp. (a)(b)	15,573	189,056
Prometheus Biosciences, Inc. (a)	13,756	2,733,317
Prothena Corp. PLC (a)	14,513	964,099
PTC Therapeutics, Inc. (a)	17,762	745,471
Recursion Pharmaceuticals, Inc. (a)(b)	53,378	468,125
Regeneron Pharmaceuticals, Inc. (a)	23,844	17,538,693
Relay Therapeutics, Inc. (a)(b)	33,654	374,906
Repligen Corp. (a)(b)	11,243	1,887,925
Revolution Medicines, Inc. (a)	22,214	553,795
Rhythm Pharmaceuticals, Inc. (a)	12,928	215,380
Rocket Pharmaceuticals, Inc. (a)	24,891	520,969
Roivant Sciences Ltd. (a)	188,629	1,714,638
Sage Therapeutics, Inc. (a)	18,575	919,463
Sana Biotechnology, Inc. (a)(b)	93,195	561,034
Sarepta Therapeutics, Inc. (a)	21,990	2,717,964
Savara, Inc. (a)(b)	337,063	926,923
Seagen, Inc. (a)	41,343	8,090,825
Seres Therapeutics, Inc. (a)(b)	45,536	225,403
Sorrento Therapeutics, Inc. (a)	16,072	5,003
SpringWorks Therapeutics, Inc. (a)(b)	26,860	735,427
Stoke Therapeutics, Inc. (a)	40,163	449,826
Summit Therapeutics, Inc. (a)(b)	235,867	384,463
TG Therapeutics, Inc. (a)	71,240	1,897,121
Tiziana Life Sciences Ltd. (a)(b)	144,736	123,026
Tobira Therapeutics, Inc. rights (a)(c)	1,750	0
Travere Therapeutics, Inc. (a)	22,381	400,396
Twist Bioscience Corp. (a)	17,279	261,777
Tyra Biosciences, Inc. (a)(b)	4,871	70,483
Ultragenyx Pharmaceutical, Inc. (a)	22,491	1,110,156
United Therapeutics Corp. (a)	10,336	2,167,873
Vaxart, Inc. (a)(b)	156,285	190,668
Vaxcyte, Inc. (a)	23,961	1,186,549
Veracyte, Inc. (a)	18,257	472,491
Vertex Pharmaceuticals, Inc. (a)	56,317	18,222,492
Verve Therapeutics, Inc. (a)(b)	14,210	219,971
Vir Biotechnology, Inc. (a)	34,863	929,796
Xencor, Inc. (a)	16,582	449,372
Xenon Pharmaceuticals, Inc. (a)(b)	18,888	727,755
Zai Lab Ltd. ADR (a)	20,184	655,778
Zentalis Pharmaceuticals, Inc. (a)	21,538	560,850
		218,507,330
Health Care Equipment & Supplies - 1.9%
Abiomed, Inc. (c)	10,350	28,877
Align Technology, Inc. (a)	16,868	4,767,909
Alphatec Holdings, Inc. (a)	63,489	962,493
Atricure, Inc. (a)	13,020	585,509
Axonics Modulation Technologies, Inc. (a)	13,318	644,458
Cue Health, Inc. (a)	46,955	35,756
Dentsply Sirona, Inc.	51,716	1,867,982
DexCom, Inc. (a)	84,356	9,891,585
Embecta Corp.	20,274	560,982
Establishment Labs Holdings, Inc. (a)(b)	8,757	565,002
GE Healthcare Holding LLC (b)	99,666	7,924,444
Heska Corp. (a)	3,327	398,342
Hologic, Inc. (a)	57,075	4,502,647
ICU Medical, Inc. (a)(b)	5,544	969,590
IDEXX Laboratories, Inc. (a)	17,690	8,221,781
Inari Medical, Inc. (a)(b)	13,053	788,401
InMode Ltd. (a)(b)	19,809	625,370
Insulet Corp. (a)	15,922	4,366,609
Integra LifeSciences Holdings Corp. (a)	21,329	809,436
Intuitive Surgical, Inc. (a)	79,049	24,334,444
iRhythm Technologies, Inc. (a)	6,579	751,782
Lantheus Holdings, Inc. (a)	13,876	1,201,523
LivaNova PLC (a)	14,664	649,322
Masimo Corp. (a)	12,320	1,993,869
Merit Medical Systems, Inc. (a)	13,882	1,143,877
Mesa Laboratories, Inc. (b)	1,965	254,448
Neogen Corp. (a)	27,933	488,548
Novocure Ltd. (a)(b)	24,660	1,770,835
NuVasive, Inc. (a)	15,286	583,314
Omnicell, Inc. (a)	11,255	826,342
OrthoPediatrics Corp. (a)	7,487	323,438
PROCEPT BioRobotics Corp. (a)(b)	15,644	523,292
QuidelOrtho Corp. (a)	15,859	1,350,235
Shockwave Medical, Inc. (a)	7,606	2,092,335
Staar Surgical Co. (a)	13,015	755,130
Tandem Diabetes Care, Inc. (a)	14,129	367,213
		87,927,120
Health Care Providers & Services - 0.5%
Acadia Healthcare Co., Inc. (a)(b)	22,395	1,581,759
Accolade, Inc. (a)	34,143	411,082
AdaptHealth Corp. (a)	40,937	429,020
Addus HomeCare Corp. (a)	5,959	537,204
Alignment Healthcare, Inc. (a)	53,305	312,900
Amedisys, Inc. (a)	8,199	622,550
Apollo Medical Holdings, Inc. (a)(b)	17,512	553,729
Aveanna Healthcare Holdings, Inc. (a)	45,189	53,323
Corvel Corp. (a)	5,029	982,868
Guardant Health, Inc. (a)	23,309	683,420
HealthEquity, Inc. (a)	19,640	1,076,272
Henry Schein, Inc. (a)	30,127	2,226,385
LifeStance Health Group, Inc. (a)(b)	103,739	849,622
Modivcare, Inc. (a)	4,551	204,476
National Research Corp. Class A	8,113	364,274
NeoGenomics, Inc. (a)	45,776	786,432
Nutex Health, Inc. (a)(b)	213,291	92,846
Opko Health, Inc. (a)(b)	224,522	312,086
Option Care Health, Inc. (a)	34,195	942,072
Patterson Companies, Inc.	26,769	701,080
Premier, Inc.	31,944	798,600
Privia Health Group, Inc. (a)	31,886	795,556
Progyny, Inc. (a)	23,292	867,627
R1 RCM, Inc. (a)	90,258	1,466,693
RadNet, Inc. (a)	20,773	601,171
Surgery Partners, Inc. (a)	21,145	792,515
The Ensign Group, Inc.	14,978	1,327,201
		20,372,763
Health Care Technology - 0.1%
Certara, Inc. (a)(b)	42,267	878,308
Definitive Healthcare Corp. (a)(b)	28,514	277,726
Nextgen Healthcare, Inc. (a)	23,937	372,699
Schrodinger, Inc. (a)	22,338	747,206
SOPHiA GENETICS SA (a)(b)	17,860	83,228
Veradigm, Inc. (a)	37,576	442,645
		2,801,812
Life Sciences Tools & Services - 0.5%
10X Genomics, Inc. (a)(b)	14,824	777,667
AbCellera Biologics, Inc. (a)(b)	86,708	604,355
Azenta, Inc. (a)	18,437	797,400
Bio-Techne Corp. (b)	33,086	2,706,104
Bruker Corp. (b)	35,502	2,453,188
CryoPort, Inc. (a)	12,869	236,918
Cytek Biosciences, Inc. (a)(b)	49,428	386,033
ICON PLC (a)	17,540	3,736,546
Illumina, Inc. (a)	35,147	6,911,658
Medpace Holdings, Inc. (a)	8,621	1,784,288
OmniAb, Inc. (a)	31,025	134,028
Pacific Biosciences of California, Inc. (a)(b)	82,191	1,017,525
Sotera Health Co. (a)(b)	111,027	1,564,370
Syneos Health, Inc. (a)	24,320	1,011,712
		24,121,792
Pharmaceuticals - 0.7%
Amphastar Pharmaceuticals, Inc. (a)	17,274	766,447
Amylyx Pharmaceuticals, Inc. (a)	23,556	581,598
Arvinas Holding Co. LLC (a)(b)	16,935	369,691
AstraZeneca PLC sponsored ADR	132,610	9,691,139
Aurora Cannabis, Inc. (a)(b)	491,271	250,008
Avadel Pharmaceuticals PLC sponsored ADR (a)(b)	39,517	547,310
Axsome Therapeutics, Inc. (a)(b)	12,519	923,652
Cassava Sciences, Inc. (a)(b)	17,056	387,342
CinCor Pharma, Inc. rights (a)(c)	12,042	0
Clearmind Medicine, Inc. (b)	51,064	29,617
Corcept Therapeutics, Inc. (a)	31,041	729,153
Cronos Group, Inc. (a)(b)	163,179	285,563
DICE Therapeutics, Inc. (a)	12,869	406,789
Dova Pharmaceuticals, Inc. rights (a)(c)	7,729	0
Eloxx Pharmaceuticals, Inc. (a)(b)	2,945	19,820
Fulcrum Therapeutics, Inc. (a)	36,680	99,770
GH Research PLC (a)(b)	20,413	228,626
Harmony Biosciences Holdings, Inc. (a)	17,204	594,914
Innoviva, Inc. (a)	28,493	384,371
Intra-Cellular Therapies, Inc. (a)	24,256	1,440,321
Jazz Pharmaceuticals PLC (a)	14,931	1,913,557
Ligand Pharmaceuticals, Inc.:
Class B (a)	6,309	442,135
General CVR (a)(c)	1,530	8
Glucagon CVR (a)(c)	1,530	5
rights (a)(c)	1,530	11
TR Beta CVR (a)(c)	1,530	273
Pacira Biosciences, Inc. (a)	12,308	468,073
Reata Pharmaceuticals, Inc. (a)(b)	11,892	1,070,875
Revance Therapeutics, Inc. (a)	33,803	1,033,020
Royalty Pharma PLC	98,116	3,212,318
Sanofi SA sponsored ADR	64,499	3,290,739
Satsuma Pharmaceuticals, Inc. (a)	217,926	228,822
Scilex Holding Co.	45,036	241,168
Scilex Holding Co. (a)(b)	29,264	174,121
Supernus Pharmaceuticals, Inc. (a)	18,546	614,614
Tilray Brands, Inc. Class 2 (a)(b)	157,549	263,107
Ventyx Biosciences, Inc. (a)	13,394	461,691
Viatris, Inc.	280,738	2,568,753
WAVE Life Sciences (a)	75,347	298,374
		34,017,795
TOTAL HEALTH CARE		387,748,612
INDUSTRIALS - 4.8%
Aerospace & Defense - 0.2%
AeroVironment, Inc. (a)	7,310	682,827
Axon Enterprise, Inc. (a)	15,757	3,039,683
Elbit Systems Ltd. (b)	10,475	2,161,412
Kratos Defense & Security Solutions, Inc. (a)	33,916	445,656
Leonardo DRS, Inc. (a)(b)	57,300	865,230
Lilium NV (a)(b)	126,341	132,658
Mercury Systems, Inc. (a)	14,663	595,171
Woodward, Inc.	15,426	1,626,055
		9,548,692
Air Freight & Logistics - 0.2%
Air Transport Services Group, Inc. (a)	19,188	320,440
C.H. Robinson Worldwide, Inc. (b)	29,593	2,797,722
Expeditors International of Washington, Inc. (b)	35,620	3,929,242
Forward Air Corp. (b)	8,183	795,960
Hub Group, Inc. Class A (a)	10,001	735,674
		8,579,038
Building Products - 0.1%
AAON, Inc.	13,974	1,210,288
CSW Industrials, Inc.	3,384	479,580
Gibraltar Industries, Inc. (a)	10,553	551,922
UFP Industries, Inc.	16,623	1,298,256
		3,540,046
Commercial Services & Supplies - 0.6%
Aurora Innovation, Inc. (a)	210,905	297,376
Casella Waste Systems, Inc. Class A (a)	12,971	1,169,465
Cintas Corp.	22,727	10,730,326
Copart, Inc. (a)	107,056	9,377,035
Driven Brands Holdings, Inc. (a)(b)	36,820	914,241
Fuel Tech, Inc. (a)(b)	224,851	305,797
Matthews International Corp. Class A	12,959	498,922
Millerknoll, Inc.	21,218	287,504
Stericycle, Inc. (a)	19,039	802,494
Tetra Tech, Inc.	12,084	1,661,187
		26,044,347
Construction & Engineering - 0.1%
Construction Partners, Inc. Class A (a)	17,634	487,933
MYR Group, Inc. (a)	5,886	750,465
Willscot Mobile Mini Holdings (a)(b)	47,947	2,065,557
		3,303,955
Electrical Equipment - 0.2%
Array Technologies, Inc. (a)	43,054	954,507
Ballard Power Systems, Inc. (a)(b)	87,239	364,659
Encore Wire Corp. (b)	5,900	965,653
Enovix Corp. (a)(b)	38,590	512,089
Fluence Energy, Inc. (a)(b)	28,664	710,867
FuelCell Energy, Inc. (a)(b)	139,696	296,156
Plug Power, Inc. (a)(b)	129,654	1,078,721
Shoals Technologies Group, Inc. (a)	32,040	752,620
SunPower Corp. (a)(b)	40,466	428,940
Sunrun, Inc. (a)(b)	33,835	596,849
Vicor Corp. (a)	8,256	456,970
		7,118,031
Ground Transportation - 0.8%
ArcBest Corp. (b)	7,596	636,393
Avis Budget Group, Inc. (a)(b)	8,004	1,342,991
CSX Corp. (b)	479,023	14,691,635
Grab Holdings Ltd. (a)(b)	860,924	2,565,554
Heartland Express, Inc.	29,732	463,819
Hertz Global Holdings, Inc. (a)(b)	71,435	1,120,101
J.B. Hunt Transport Services, Inc.	22,910	3,825,283
Landstar System, Inc. (b)	7,668	1,344,814
Lyft, Inc. (a)	73,869	666,298
Marten Transport Ltd.	32,022	677,265
Old Dominion Freight Lines, Inc. (b)	25,311	7,857,547
Saia, Inc. (a)	5,943	1,688,763
Universal Logistics Holdings, Inc.	12,813	340,185
Werner Enterprises, Inc.	17,167	753,975
		37,974,623
Industrial Conglomerates - 0.6%
Honeywell International, Inc.	149,154	28,577,906
Icahn Enterprises LP	70,692	1,595,518
		30,173,424
Machinery - 0.4%
Astec Industries, Inc.	8,481	312,610
Columbus McKinnon Corp. (NY Shares)	14,056	512,763
Franklin Electric Co., Inc.	12,219	1,111,440
Hillman Solutions Corp. Class A (a)	61,719	499,924
Hyzon Motors, Inc. Class A (a)(b)	110,901	60,996
Kornit Digital Ltd. (a)(b)	6,375	143,119
Lincoln Electric Holdings, Inc. (b)	13,075	2,218,305
Middleby Corp. (a)(b)	11,943	1,576,476
Nordson Corp.	12,894	2,809,989
Omega Flex, Inc. (b)	3,072	320,010
PACCAR, Inc.	116,853	8,037,149
Proterra, Inc. Class A (a)(b)	88,960	95,187
Shyft Group, Inc. (The) (b)	13,493	317,220
Symbotic, Inc. (a)(b)	23,011	758,903
		18,774,091
Marine Transportation - 0.0%
Golden Ocean Group Ltd. (b)	46,577	328,835
Star Bulk Carriers Corp. (b)	29,963	513,266
		842,101
Passenger Airlines - 0.2%
Allegiant Travel Co. (a)	5,554	541,459
American Airlines Group, Inc. (a)	155,498	2,298,260
Frontier Group Holdings, Inc. (a)	49,423	406,751
JetBlue Airways Corp. (a)	93,399	637,915
Ryanair Holdings PLC sponsored ADR (a)	24,121	2,534,635
Sun Country Airlines Holdings, Inc. (a)	22,877	430,088
United Airlines Holdings, Inc. (a)	70,524	3,347,422
		10,196,530
Professional Services - 1.2%
Automatic Data Processing, Inc.	90,316	18,875,141
Concentrix Corp.	12,553	1,100,898
CoStar Group, Inc. (a)	87,952	6,983,389
CSG Systems International, Inc.	11,030	529,219
ExlService Holdings, Inc. (a)	8,497	1,282,537
Exponent, Inc.	13,150	1,200,858
First Advantage Corp. (a)	31,136	420,647
Forrester Research, Inc. (a)	10,016	287,459
Headhunter Group PLC ADR (a)(c)	12,021	32,719
Huron Consulting Group, Inc. (a)	7,863	639,105
ICF International, Inc. (b)	6,210	695,458
Kelly Services, Inc. Class A (non-vtg.) (b)	18,403	321,684
Kforce, Inc. (b)	7,830	450,930
NV5 Global, Inc. (a)	4,948	448,388
Paychex, Inc.	80,075	8,402,270
Paycor HCM, Inc. (a)(b)	35,753	786,208
Paylocity Holding Corp. (a)(b)	13,089	2,261,125
SS&C Technologies Holdings, Inc.	58,805	3,231,923
Sterling Check Corp. (a)(b)	25,780	348,803
Ttec Holdings, Inc. (b)	14,795	469,297
Upwork, Inc. (a)	32,448	266,074
Verisk Analytics, Inc.	35,483	7,774,680
Verra Mobility Corp. (a)(b)	46,615	821,822
		57,630,634
Trading Companies & Distributors - 0.2%
Beacon Roofing Supply, Inc. (a)	18,292	1,169,590
Fastenal Co.	129,073	6,950,581
FTAI Aviation Ltd.	29,438	825,736
H&E Equipment Services, Inc.	15,459	555,906
McGrath RentCorp.	7,795	692,274
Rush Enterprises, Inc. Class A	13,317	696,080
Xometry, Inc. (a)(b)	16,041	293,550
		11,183,717
TOTAL INDUSTRIALS		224,909,229
INFORMATION TECHNOLOGY - 46.4%
Communications Equipment - 1.2%
Applied Optoelectronics, Inc. (a)(b)	71,837	159,478
Cisco Systems, Inc.	905,795	44,990,838
CommScope Holding Co., Inc. (a)	59,262	246,530
Ericsson (B Shares) sponsored ADR (b)	90,383	466,376
Extreme Networks, Inc. (a)	51,289	1,056,553
F5, Inc. (a)	13,303	1,963,257
Harmonic, Inc. (a)	45,764	805,904
Infinera Corp. (a)(b)	58,676	287,512
Lumentum Holdings, Inc. (a)	17,326	916,545
NetScout Systems, Inc. (a)	22,455	685,327
Radware Ltd. (a)	15,516	305,045
ViaSat, Inc. (a)(b)	22,179	989,405
Viavi Solutions, Inc. (a)	61,155	601,765
		53,474,535
Electronic Equipment, Instruments & Components - 0.7%
Advanced Energy Industries, Inc.	9,919	973,550
Avnet, Inc.	25,334	1,110,643
CDW Corp.	30,495	5,235,687
Cognex Corp. (b)	35,416	1,946,463
ePlus, Inc. (a)	8,778	433,545
Flex Ltd. (a)	112,006	2,843,832
Innoviz Technologies Ltd. (a)(b)	64,005	188,175
Insight Enterprises, Inc. (a)	9,470	1,280,533
IPG Photonics Corp. (a)(b)	12,081	1,334,588
Itron, Inc. (a)	10,955	741,982
Lightwave Logic, Inc. (a)(b)	33,815	250,569
Littelfuse, Inc.	6,043	1,547,250
MicroVision, Inc. (a)(b)	83,488	391,559
National Instruments Corp.	26,205	1,514,649
Nayax Ltd. (a)(b)	7,015	120,097
Novanta, Inc. (a)(b)	9,191	1,522,030
OSI Systems, Inc. (a)	5,712	679,785
PC Connection, Inc. (b)	8,145	366,281
Plexus Corp. (a)	8,383	760,170
Sanmina Corp. (a)	17,603	933,663
Trimble, Inc. (a)	53,366	2,490,591
TTM Technologies, Inc. (a)	34,979	479,212
Zebra Technologies Corp. Class A (a)	11,418	2,998,024
		30,142,878
IT Services - 0.6%
Akamai Technologies, Inc. (a)	36,968	3,405,492
Amdocs Ltd.	29,316	2,760,688
BigCommerce Holdings, Inc. (a)	28,867	230,070
Cognizant Technology Solutions Corp. Class A	116,171	7,259,526
Cyxtera Technologies, Inc. Class A (a)(b)	86,957	14,087
GDS Holdings Ltd. ADR (a)(b)	19,629	191,579
Kingsoft Cloud Holdings Ltd. ADR (a)(b)	104,200	464,732
MongoDB, Inc. Class A (a)	15,517	4,558,739
Okta, Inc. (a)(b)	32,488	2,953,159
Perficient, Inc. (a)	8,556	654,277
Taoping, Inc. (a)(b)	25,733	18,013
Thoughtworks Holding, Inc. (a)(b)	63,416	522,548
VeriSign, Inc. (a)	24,928	5,566,921
Wix.com Ltd. (a)(b)	14,932	1,138,117
		29,737,948
Semiconductors & Semiconductor Equipment - 13.4%
Advanced Micro Devices, Inc. (a)	346,369	40,944,279
Allegro MicroSystems LLC (a)	39,178	1,540,871
Ambarella, Inc. (a)	9,391	679,157
Amkor Technology, Inc.	61,531	1,524,738
Analog Devices, Inc.	114,304	20,310,678
Applied Materials, Inc.	190,669	25,416,178
ASML Holding NV (depository receipt)	18,510	13,381,434
Axcelis Technologies, Inc. (a)	10,612	1,671,921
Broadcom, Inc.	90,571	73,177,745
Camtek Ltd. (a)(b)	16,919	488,790
Canadian Solar, Inc. (a)(b)	16,527	690,829
Cirrus Logic, Inc. (a)	11,932	926,878
Cohu, Inc. (a)	13,322	510,765
Credo Technology Group Holding Ltd. (a)	45,402	609,295
Diodes, Inc. (a)	11,927	1,071,522
Enphase Energy, Inc. (a)	28,926	5,029,653
Entegris, Inc. (b)	33,092	3,482,933
First Solar, Inc. (a)	24,139	4,899,251
FormFactor, Inc. (a)	22,693	710,064
GlobalFoundries, Inc. (a)(b)	118,177	6,893,264
Impinj, Inc. (a)	8,267	846,045
Intel Corp.	895,194	28,144,899
KLA Corp.	30,590	13,551,064
Kulicke & Soffa Industries, Inc. (b)	17,079	903,138
Lam Research Corp. (b)	30,496	18,806,883
Lattice Semiconductor Corp. (a)	33,894	2,755,921
MACOM Technology Solutions Holdings, Inc. (a)	17,660	1,056,598
Marvell Technology, Inc.	188,826	11,044,433
Maxeon Solar Technologies Ltd. (a)(b)	20,816	578,477
MaxLinear, Inc. Class A (a)	7,490	218,783
Meta Materials, Inc. (a)(b)	223,855	47,010
Microchip Technology, Inc. (b)	121,230	9,123,770
Micron Technology, Inc.	241,067	16,440,769
MKS Instruments, Inc. (b)	13,234	1,287,801
Monolithic Power Systems, Inc.	10,331	5,061,260
Navitas Semiconductor Corp. (a)	57,597	492,454
Nova Ltd. (a)(b)	7,991	862,948
NVIDIA Corp.	540,604	204,532,117
NXP Semiconductors NV (b)	56,718	10,158,194
onsemi (a)	91,026	7,609,774
Photronics, Inc. (a)	23,776	504,764
Power Integrations, Inc. (b)	15,285	1,320,624
Qorvo, Inc. (a)	21,591	2,099,941
Qualcomm, Inc.	242,266	27,475,387
Rambus, Inc. (a)	33,117	2,118,163
Semtech Corp. (a)	16,877	366,906
Silicon Laboratories, Inc. (a)	9,404	1,322,861
Silicon Motion Tech Corp. sponsored ADR	9,595	587,598
SiTime Corp. (a)	4,879	483,850
Skyworks Solutions, Inc.	37,070	3,837,116
SMART Global Holdings, Inc. (a)(b)	19,630	443,245
SolarEdge Technologies, Inc. (a)	11,623	3,310,579
Synaptics, Inc. (a)	8,725	750,699
Teradyne, Inc.	34,012	3,407,662
Texas Instruments, Inc.	199,469	34,683,670
Tower Semiconductor Ltd. (a)	19,652	769,179
Ultra Clean Holdings, Inc. (a)	16,847	577,515
Universal Display Corp.	11,069	1,630,796
		623,173,138
Software - 16.9%
ACI Worldwide, Inc. (a)	30,434	694,200
Adeia, Inc.	31,551	309,515
Adobe, Inc. (a)	102,357	42,763,731
Alarm.com Holdings, Inc. (a)	13,062	655,974
Altair Engineering, Inc. Class A (a)	12,971	951,163
Amplitude, Inc. (a)	20,437	199,056
ANSYS, Inc. (a)	19,216	6,218,105
AppFolio, Inc. (a)	4,759	681,251
Appian Corp. Class A (a)(b)	22,066	945,087
AppLovin Corp. (a)(b)	70,752	1,769,508
Aspen Technology, Inc. (a)(b)	13,500	2,212,920
Atlassian Corp. PLC (a)	32,164	5,814,930
Autodesk, Inc. (a)	48,361	9,642,700
AvePoint, Inc. (a)	81,697	540,017
Bentley Systems, Inc. Class B (b)	56,066	2,734,899
Blackbaud, Inc. (a)	13,313	976,642
BlackLine, Inc. (a)	14,901	775,895
Braze, Inc. (a)(b)	17,076	565,386
Cadence Design Systems, Inc. (a)	59,438	13,724,829
CCC Intelligent Solutions Holdings, Inc. Class A (a)(b)	136,002	1,487,862
Check Point Software Technologies Ltd. (a)	29,515	3,683,767
Cipher Mining, Inc. (a)(b)	150,199	381,505
Cognyte Software Ltd. (a)	100,036	497,179
CommVault Systems, Inc. (a)	13,002	906,109
Confluent, Inc. (a)(b)	13,475	427,697
Crowdstrike Holdings, Inc. (a)	47,655	7,630,995
Cvent Holding Corp. (a)(b)	81,274	690,016
CyberArk Software Ltd. (a)	9,605	1,486,182
Datadog, Inc. Class A (a)	63,624	6,038,554
Descartes Systems Group, Inc. (a)	21,230	1,641,716
DocuSign, Inc. (a)	42,543	2,399,425
Dropbox, Inc. Class A (a)	65,974	1,518,721
Everbridge, Inc. (a)	15,210	365,344
EverCommerce, Inc. (a)(b)	58,904	699,780
Five9, Inc. (a)	10,214	675,248
Fortinet, Inc. (a)	174,695	11,936,909
Freshworks, Inc. (a)	40,684	641,180
Gen Digital, Inc.	128,159	2,247,909
GitLab, Inc. (a)(b)	16,642	615,088
Gorilla Technology Group, Inc. (a)(b)	14,916	27,595
HashiCorp, Inc. (a)	17,791	610,943
InterDigital, Inc. (b)	9,211	764,881
Intuit, Inc.	61,418	25,741,512
Jamf Holding Corp. (a)(b)	31,224	573,897
JFrog Ltd. (a)	31,942	778,107
LivePerson, Inc. (a)	62,088	228,484
Magic Software Enterprises Ltd. (b)	20,188	240,843
Manhattan Associates, Inc. (a)	15,239	2,764,659
Marathon Digital Holdings, Inc. (a)(b)	75,938	743,433
Matterport, Inc. (a)(b)	96,433	286,406
Microsoft Corp.	1,635,298	537,015,510
MicroStrategy, Inc. Class A (a)	2,805	846,072
MMTEC, Inc. (a)(b)	80,853	61,157
Monday.com Ltd. (a)	9,615	1,732,623
NICE Ltd. sponsored ADR (a)	11,013	2,268,017
Nutanix, Inc. Class A (a)	48,206	1,427,862
Open Text Corp. (b)	64,236	2,673,502
Pagaya Technologies Ltd. Class A (a)(b)	174,473	188,431
Palo Alto Networks, Inc. (a)(b)	63,647	13,581,633
Pegasystems, Inc. (b)	32,658	1,579,341
Progress Software Corp. (b)	13,518	811,080
PTC, Inc. (a)	27,033	3,633,235
Qualys, Inc. (a)	8,738	1,103,260
Rapid7, Inc. (a)	21,448	1,023,499
Riot Platforms, Inc. (a)	55,037	660,444
Sapiens International Corp. NV	17,880	444,139
Semantix, Inc. (a)(b)	13,781	30,869
Smith Micro Software, Inc. (a)(b)	76,833	92,968
Splunk, Inc. (a)(b)	37,224	3,695,971
Sprout Social, Inc. (a)(b)	14,513	628,558
SPS Commerce, Inc. (a)	9,572	1,491,318
Synopsys, Inc. (a)	32,857	14,948,621
Tenable Holdings, Inc. (a)	26,364	1,080,660
Varonis Systems, Inc. (a)	41,118	1,080,581
Verint Systems, Inc. (a)	17,272	619,719
Workday, Inc. Class A (a)	44,550	9,444,155
Zoom Video Communications, Inc. Class A (a)	56,624	3,801,169
Zscaler, Inc. (a)(b)	30,568	4,141,353
		781,013,501
Technology Hardware, Storage & Peripherals - 13.6%
Apple, Inc. (b)	3,475,788	616,083,418
Avid Technology, Inc. (a)	17,315	415,560
Corsair Gaming, Inc. (a)	30,158	594,716
Logitech International SA (b)	38,419	2,452,669
NetApp, Inc. (b)	48,852	3,241,330
Seagate Technology Holdings PLC	50,049	3,007,945
Stratasys Ltd. (a)	24,950	363,023
Super Micro Computer, Inc. (a)	15,208	3,405,832
Western Digital Corp. (a)	65,339	2,530,579
Xerox Holdings Corp.	38,908	547,436
		632,642,508
TOTAL INFORMATION TECHNOLOGY		2,150,184,508
MATERIALS - 0.3%
Chemicals - 0.1%
Balchem Corp.	8,479	1,048,259
Diversey Holdings Ltd. (a)	85,910	715,630
Innospec, Inc.	7,338	677,738
Methanex Corp.	19,878	812,414
PureCycle Technologies, Inc. (a)(b)	59,344	408,880
		3,662,921
Containers & Packaging - 0.0%
Pactiv Evergreen, Inc. (b)	52,459	368,262
TriMas Corp.	14,661	371,070
		739,332
Metals & Mining - 0.2%
Kaiser Aluminum Corp. (b)	5,724	345,730
Royal Gold, Inc. (b)	14,094	1,745,401
Schnitzer Steel Industries, Inc. Class A	11,196	308,002
Sigma Lithium Corp. (a)(b)	34,105	1,283,030
SSR Mining, Inc. (b)	44,129	651,785
Steel Dynamics, Inc.	40,006	3,676,551
		8,010,499
TOTAL MATERIALS		12,412,752
REAL ESTATE - 0.9%
Equity Real Estate Investment Trusts (REITs) - 0.7%
Equinix, Inc.	20,114	14,995,993
Gaming & Leisure Properties	58,457	2,814,120
Host Hotels & Resorts, Inc.	156,132	2,591,791
Lamar Advertising Co. Class A	20,780	1,867,706
Phillips Edison & Co., Inc.	30,835	894,523
Potlatch Corp.	15,269	710,467
Regency Centers Corp.	40,972	2,305,494
Retail Opportunity Investments Corp.	36,946	450,741
Sabra Health Care REIT, Inc.	65,518	737,733
SBA Communications Corp. Class A	24,028	5,328,930
Service Properties Trust	50,464	414,309
Uniti Group, Inc.	67,108	249,642
		33,361,449
Real Estate Management & Development - 0.2%
Colliers International Group, Inc. (b)	10,324	960,132
Comstock Holding Companies, Inc. (a)(b)	129,034	486,458
eXp World Holdings, Inc. (b)	37,882	583,004
FirstService Corp. (b)	10,421	1,512,504
Newmark Group, Inc.	44,466	254,346
Zillow Group, Inc.:
Class A (a)	16,617	744,275
Class C (a)(b)	39,031	1,780,204
		6,320,923
TOTAL REAL ESTATE		39,682,372
UTILITIES - 0.9%
Electric Utilities - 0.9%
Alliant Energy Corp.	53,900	2,773,694
American Electric Power Co., Inc.	113,814	9,460,220
Constellation Energy Corp.	74,456	6,255,793
Evergy, Inc.	50,731	2,934,788
Exelon Corp.	217,724	8,632,757
MGE Energy, Inc. (b)	10,116	725,924
Otter Tail Corp. (b)	11,939	885,993
Xcel Energy, Inc.	117,853	7,694,622
		39,363,791
Independent Power and Renewable Electricity Producers - 0.0%
Atlantica Sustainable Infrastructure PLC (b)	26,869	649,424
Enlight Renewable Energy Ltd.	24,099	445,832
Montauk Renewables, Inc. (a)(b)	44,382	308,011
ReNew Energy Global PLC (a)(b)	90,208	493,438
		1,896,705
Multi-Utilities - 0.0%
NorthWestern Energy Corp.	14,054	795,316
Water Utilities - 0.0%
Middlesex Water Co. (b)	6,170	501,991
TOTAL UTILITIES		42,557,803
TOTAL COMMON STOCKS (Cost $3,029,979,586)		4,593,177,797

U.S. Treasury Obligations - 0.0%
	Principal Amount (d)	Value ($)
U.S. Treasury Bills, yield at date of purchase 4.65% 6/29/23 (e) (Cost $1,992,903)	2,000,000	1,992,146

Money Market Funds - 5.7%
	Shares	Value ($)
Fidelity Cash Central Fund 5.14% (f)	37,030,407	37,037,813
Fidelity Securities Lending Cash Central Fund 5.14% (f)(g)	227,334,500	227,357,234
TOTAL MONEY MARKET FUNDS (Cost $264,392,845)		264,395,047

TOTAL INVESTMENT IN SECURITIES - 104.8% (Cost $3,296,365,334)	4,859,564,990
NET OTHER ASSETS (LIABILITIES) - (4.8)%	(223,758,275)
NET ASSETS - 100.0%	4,635,806,715

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME E-mini NASDAQ 100 Index Contracts (United States)	149	Jun 2023	42,615,490	5,618,029	5,618,029

The notional amount of futures purchased as a percentage of Net Assets is 0.9%

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Level 3 security
(d)	Amount is stated in United States dollars unless otherwise noted.
(e)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,992,146.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.14%	15,662,762	55,527,932	34,152,881	540,395	-	-	37,037,813	0.1%
Fidelity Securities Lending Cash Central Fund 5.14%	181,796,200	427,194,553	381,633,518	2,239,599	-	(1)	227,357,234	0.8%
Total	197,458,962	482,722,485	415,786,399	2,779,994	-	(1)	264,395,047

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	671,745,441	671,333,883	-	411,558
Consumer Discretionary	631,724,761	631,528,406	-	196,355
Consumer Staples	202,497,434	202,497,434	-	-
Energy	29,510,956	29,510,956	-	-
Financials	200,203,929	200,203,929	-	-
Health Care	387,748,612	387,467,478	241,168	39,966
Industrials	224,909,229	224,876,510	-	32,719
Information Technology	2,150,184,508	2,150,184,508	-	-
Materials	12,412,752	12,412,752	-	-
Real Estate	39,682,372	39,682,372	-	-
Utilities	42,557,803	42,557,803	-	-

U.S. Government and Government Agency Obligations	1,992,146	-	1,992,146	-

Money Market Funds	264,395,047	264,395,047	-	-
Total Investments in Securities:	4,859,564,990	4,856,651,078	2,233,314	680,598
Derivative Instruments:

Assets
Futures Contracts	5,618,029	5,618,029	-	-
Total Assets	5,618,029	5,618,029	-	-
Total Derivative Instruments:	5,618,029	5,618,029	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of May 31, 2023. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	5,618,029	0
Total Equity Risk	5,618,029	0
Total Value of Derivatives	5,618,029	0

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Financial Statements   (Unaudited)
Statement of Assets and Liabilities
		May 31, 2023 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $218,208,107) - See accompanying schedule:
Unaffiliated issuers (cost $3,031,972,489)	$4,595,169,943
Fidelity Central Funds (cost $264,392,845)	264,395,047

Total Investment in Securities (cost $3,296,365,334)		$4,859,564,990
Segregated cash with brokers for derivative instruments		514,518
Cash		2
Foreign currency held at value (cost $162,321)		146,757
Receivable for fund shares sold		1
Dividends receivable		3,511,117
Distributions receivable from Fidelity Central Funds		487,889
Other receivables		703
Total assets		4,864,225,977
Liabilities
Accrued management fee	$779,367
Payable for daily variation margin on futures contracts	284,898
Collateral on securities loaned	227,354,997
Total Liabilities		228,419,262
Net Assets		$4,635,806,715
Net Assets consist of:
Paid in capital		$3,123,270,039
Total accumulated earnings (loss)		1,512,536,676
Net Assets		$4,635,806,715
Net Asset Value , offering price and redemption price per share ($4,635,806,715 ÷ 91,250,000 shares)		$50.80

Statement of Operations
		Six months ended May 31, 2023 (Unaudited)
Investment Income
Dividends		$19,428,174
Interest		37,521
Income from Fidelity Central Funds (including $2,239,599 from security lending)		2,779,994
Total Income		22,245,689
Expenses
Management fee	$4,331,371
Independent trustees' fees and expenses	12,715
Total expenses before reductions	4,344,086
Expense reductions	(5,426)
Total expenses after reductions		4,338,660
Net Investment income (loss)		17,907,029
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(22,168,537)
Redemptions in-kind	62,367,338
Foreign currency transactions	(47)
Futures contracts	8,867
Total net realized gain (loss)		40,207,621
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	477,634,842
Fidelity Central Funds	(1)
Assets and liabilities in foreign currencies	4,180
Futures contracts	4,264,372
Total change in net unrealized appreciation (depreciation)		481,903,393
Net gain (loss)		522,111,014
Net increase (decrease) in net assets resulting from operations		$540,018,043
Statement of Changes in Net Assets

	Six months ended May 31, 2023 (Unaudited)	Year ended November 30, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$17,907,029	$33,181,824
Net realized gain (loss)	40,207,621	(11,193,628)
Change in net unrealized appreciation (depreciation)	481,903,393	(1,248,907,963)
Net increase (decrease) in net assets resulting from operations	540,018,043	(1,226,919,767)
Distributions to shareholders	(21,497,700)	(30,404,100)
Share transactions
Proceeds from sales of shares	217,136,404	597,612,198
Cost of shares redeemed	(99,282,006)	(125,564,199)
Net increase (decrease) in net assets resulting from share transactions	117,854,398	472,047,999
Total increase (decrease) in net assets	636,374,741	(785,275,868)

Net Assets
Beginning of period	3,999,431,974	4,784,707,842
End of period	$4,635,806,715	$3,999,431,974

Other Information
Shares
Sold	4,850,000	12,250,000
Redeemed	(2,300,000)	(2,650,000)
Net increase (decrease)	2,550,000	9,600,000

Share activity prior to April 8, 2021 has been adjusted to reflect the impact of the 10 for 1 share split that occurred on that date.

Financial Highlights
Fidelity® Nasdaq Composite Index® ETF

	Six months ended (Unaudited) May 31, 2023	Years ended November 30, 2022	2021 A	2020 A	2019 A	2018 A
Selected Per-Share Data
Net asset value, beginning of period	$45.09	$60.49	$47.46	$34.09	$28.79	$27.05
Income from Investment Operations
Net investment income (loss) B,C	.20	.40	.34	.35	.35	.28
Net realized and unrealized gain (loss)	5.75	(15.43)	13.01	13.68	5.30	1.73
Total from investment operations	5.95	(15.03)	13.35	14.03	5.65	2.01
Distributions from net investment income	(.24)	(.37)	(.32)	(.34)	(.35)	(.27)
Distributions from net realized gain	-	-	-	(.32)	-	-
Total distributions	(.24)	(.37)	(.32)	(.66)	(.35)	(.27)
Net asset value, end of period	$50.80	$45.09	$60.49	$47.46	$34.09	$28.79
Total Return D,E,F	13.29%	(24.90)%	28.23%	41.87%	19.83%	7.42%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.21% I	.21%	.21%	.21%	.27%	.27%
Expenses net of fee waivers, if any	.21% I	.21%	.21%	.21%	.21%	.21%
Expenses net of all reductions	.21% I	.21%	.21%	.21%	.21%	.21%
Net investment income (loss)	.87% I	.81%	.62%	.90%	1.15%	.95%
Supplemental Data
Net assets, end of period (000 omitted)	$4,635,807	$3,999,432	$4,784,708	$3,346,121	$2,202,470	$1,848,322
Portfolio turnover rate J,K	2% I	8%	11%	19%	6%	10%

A Per share amounts have been adjusted to reflect the impact of the 10 for 1 share split that occurred on April 8, 2021.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Based on net asset value.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized.

J Portfolio turnover rate excludes securities received or delivered in-kind.

K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Notes to Financial Statements   (Unaudited)
For the period ended May 31, 2023

1. Organization.
Fidelity Nasdaq Composite Index ETF (the Fund) is an exchange-traded fund of Fidelity Commonwealth Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund may operate as a non-diversified fund, as defined under the 1940 Act, to the approximate extent the Index is non-diversified.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio A
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A   Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies . The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of May 31, 2023 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost   and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.   Realized gain or loss resulting from in-kind redemptions is not taxable to the Fund and is not distributed to shareholders of the Fund. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to   futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), redemptions in-kind,   partnerships, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$1,877,595,829
Gross unrealized depreciation	(315,859,741)
Net unrealized appreciation (depreciation)	$1,561,736,088
Tax cost	$3,297,828,902

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(76,216,999)
Long-term	(23,246,744)
Total capital loss carryforward	$(99,463,743)

4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period unless an average notional amount is presented. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Nasdaq Composite Index ETF	43,630,467	50,772,999
Securities received and delivered in-kind through subscriptions and redemptions totaled $212,699,642 and $97,223,112, respectively.
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The Fund pays an all-inclusive management fee based on annual rate of .21% of the Fund's average net assets; and the investment adviser pays all ordinary operating expenses of the Fund, except fees and expenses of the independent Trustees and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. During the period, there were no interfund trades.
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Nasdaq Composite Index ETF	$241,371	$125,382	$3,771,181

8. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $5,426.
9. Share Transactions.
Funds issue and redeem shares at NAV only with certain authorized participants in large increments known as Creation Units. Purchases of Creation Units are made by tendering a basket of designated securities to a fund and redemption proceeds are paid with a basket of securities from a fund's portfolio with a balancing cash component to equate the market value of the basket of securities delivered or redeemed to the NAV per Creation Unit on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery. A fund's shares are available in smaller increments to investors in the secondary market at market prices and may be subject to commissions. Authorized participants pay a transaction fee to the shareholder servicing agent when purchasing and redeeming Creation Units of a fund. The transaction fee is used to offset the costs associated with the issuance and redemption of Creation Units.
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2022 to May 31, 2023).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value December 1, 2022	Ending Account Value May 31, 2023	Expenses Paid During Period- C December 1, 2022 to May 31, 2023

Fidelity® Nasdaq Composite Index® ETF	.21%
Actual		$ 1,000	$ 1,132.90	$ 1.12
Hypothetical- B		$ 1,000	$ 1,023.88	$ 1.06

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Board Approval of Investment Advisory Contracts

Board Approval of Investment Advisory Contracts

Fidelity Nasdaq Composite Index ETF

At its May 2023 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), voted to continue the management contract with Fidelity Management & Research Company LLC (FMR), and the sub-advisory agreements and sub-subadvisory agreements, in each case, where applicable (together, the Advisory Contracts) for the fund, including the fund's sub-advisory agreement with Geode Capital Management, LLC, for two months from June 1, 2023 through July 31, 2023. The Board determined that it will consider the annual renewal of the fund's Advisory Contracts for a full one year period in July 2023, following its review of additional materials provided by FMR.

The Board considered that the approval of the fund's Advisory Contracts will not result in any changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the fees and expenses paid by shareholders; (iii) the nature, extent or quality of services provided under the fund's Advisory Contracts; or (iv) the day-to-day management of the fund or the persons primarily responsible for such management. The Board also considered that since its last approval of the fund's Advisory Contracts, FMR had provided additional information on the fund in support of the annual contract renewal process, including competitive analyses on total expenses and management fees and in-depth reviews of fund performance and fund profitability information. The Board concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be renewed, without modification, through July 31, 2023, with the understanding that the Board will consider the annual renewal for a full one year period in July 2023.

In connection with its consideration of future renewals of the fund's Advisory Contracts, the Board will consider: (i) the nature, extent and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the fund's management fee structure is fair and reasonable, and that the continuation of the fund's Advisory Contracts should be approved for two months from June 1, 2023 through July 31, 2023.

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Fund has adopted and implemented a liquidity risk management program (the Program) reasonably designed to assess and manage the Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund's Board of Trustees (the Board) has designated the Fund's investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) certain factors specific to ETFs including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four defined liquidity categories based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of the Program for the period December 1, 2021 through November 30, 2022.  The report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.

1.795572.119
ETF-SANN-0723

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Commonwealth Trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Commonwealth Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Commonwealth Trust

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	July 20, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	July 20, 2023

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	July 20, 2023